GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.0%
Asset-Backed Securities — 10.1%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.622%(c)	01/16/30	250	$ 250,198
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.533%(c)	01/24/29	500	501,023
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.194%(c)	05/17/31	1,500	1,480,122
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.633%(c)	04/13/27	1,593	1,596,644
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.598%(c)	01/20/32	750	750,406
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.538%(c)	04/22/30	2,000	1,992,914
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.523%(c)	07/15/30	2,000	1,995,076
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	500	498,931
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
4.058%(c)	04/15/29	2,000	2,004,470
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	250	250,121
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	3,750	3,744,437
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)
4.044%(c)	05/15/32	2,000	2,000,309
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/17/30	1,000	996,061
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.509%(c)	10/23/31	1,000	995,855
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.648%(c)	01/20/32	1,000	$ 1,003,702
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.927%(c)	07/20/32	2,500	2,500,512
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	2,000	1,999,606

Total Asset-Backed Securities (cost $24,546,907)			24,560,387
Commercial Mortgage-Backed Securities — 17.8%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	3,045,840
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,049,879
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	150	152,350
Series 2015-M01, Class AB2
2.465%	09/25/24	25	25,755
Series 2015-M03, Class AB2
2.625%	10/25/24	138	142,657
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	721	752,351
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,700,038
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	1,500	1,566,608
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,213,699
Series 2016-M13, Class A2
2.565%(cc)	09/25/26	2,100	2,142,080
Series 2018-M14, Class A1
3.697%(cc)	08/25/28	934	1,020,469
Series 2019-M01, Class A2
3.673%(cc)	09/25/28	1,100	1,215,944
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.643%(cc)	06/25/20	14,376	99,561
Series K019, Class X1, IO
1.743%(cc)	03/25/22	15,708	531,328
Series K020, Class X1, IO
1.530%(cc)	05/25/22	8,372	259,528
Series K021, Class X1, IO
1.563%(cc)	06/25/22	8,878	295,959
Series K025, Class X1, IO
0.949%(cc)	10/25/22	24,858	546,319
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	2,074,374
A1

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	$ 1,180,263
Series K068, Class AM
3.315%	08/25/27	1,700	1,836,201
Series K076, Class AM
3.900%	04/25/28	425	476,684
Series K077, Class A2
3.850%(cc)	05/25/28	900	1,011,916
Series K077, Class AM
3.850%(cc)	05/25/28	180	201,521
Series K078, Class AM
3.920%	06/25/28	525	590,282
Series K079, Class AM
3.930%	06/25/28	675	761,176
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	2,148,116
Series K081, Class AM
3.900%(cc)	08/25/28	1,500	1,686,953
Series K083, Class A2
4.050%(cc)	09/25/28	625	715,735
Series K083, Class AM
4.030%(cc)	10/25/28	250	284,757
Series K084, Class AM
3.880%(cc)	10/25/28	1,300	1,462,409
Series K085, Class AM
4.060%(cc)	10/25/28	650	741,243
Series K086, Class A2
3.859%(cc)	11/25/28	1,400	1,582,720
Series K086, Class AM
3.919%(cc)	12/25/28	200	226,151
Series K087, Class AM
3.832%(cc)	12/25/28	200	224,728
Series K088, Class AM
3.761%(cc)	01/25/29	520	583,025
Series K090, Class AM
3.492%(cc)	03/25/29	800	880,540
Series K091, Class AM
3.566%	03/25/29	850	941,865
Series K151, Class A3
3.511%	04/25/30	400	436,328
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,962,210
Series K158, Class A2
3.900%(cc)	12/25/30	700	802,066
Series KC03, Class A2
3.499%	01/25/26	650	698,661
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,100	1,184,642

Total Commercial Mortgage-Backed Securities (cost $40,663,111)			43,454,931
Corporate Bonds — 1.2%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	1,673,429
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp., (cont’d.)
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	$ 1,320,181

Total Corporate Bonds (cost $2,976,141)			2,993,610
Residential Mortgage-Backed Securities — 0.3%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	537	569,021
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)
2.638%(c)	10/25/28	16	15,970
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.458%(cc)	02/25/34	79	80,543

Total Residential Mortgage-Backed Securities (cost $661,110)			665,534
U.S. Government Agency Obligations — 40.0%
Fannie Mae Strips Principal, MTN
2.001%(s)	10/08/27	400	340,029
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,142,257
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	288	285,883
2.500%	03/01/30	521	528,009
3.000%	06/01/29	374	384,926
3.000%	01/01/37	773	795,835
3.000%	06/01/45	489	501,537
3.500%	12/01/32	682	706,653
3.500%	07/01/42	649	681,959
3.500%	10/01/42	1,100	1,155,978
3.500%	08/01/43	1,174	1,232,642
3.500%	09/01/45	474	494,506
3.500%	10/01/45	563	586,447
3.500%	02/01/47	503	521,385
3.500%	03/01/48	1,601	1,652,448
4.000%	06/01/26	51	53,161
4.000%	09/01/26	188	196,764
4.000%	09/01/40	380	406,145
4.000%	12/01/40	387	413,722
4.000%	12/01/40	412	440,126
4.000%	11/01/43	714	763,579
4.500%	09/01/39	1,345	1,457,933
4.500%	08/01/48	866	913,691
5.000%	06/01/33	271	299,326
5.000%	05/01/34	273	301,387
5.500%	05/01/37	50	57,070
5.500%	02/01/38	177	199,999
5.500%	05/01/38	75	84,522
6.000%	09/01/34	71	78,533
6.000%	01/01/37	80	92,222
6.000%	09/01/38	50	57,399
6.000%	08/01/39	62	71,087

A2

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.250%	07/15/32	30	$ 44,285
6.500%	09/01/32	24	26,734
Federal Home Loan Mortgage Corp., MTN
3.208%(s)	12/11/25	600	537,880
Federal National Mortgage Assoc.
2.000%	08/01/31	276	273,275
2.500%	06/01/28	1,645	1,668,283
2.500%	02/01/43	191	191,257
2.500%	12/01/46	667	666,628
3.000%	TBA	3,000	3,043,125
3.000%	08/01/28	849	871,991
3.000%	02/01/31	1,044	1,071,131
3.000%	11/01/36	720	740,685
3.000%	03/01/43	946	974,755
3.000%	07/01/43	848	874,009
3.000%	07/01/43	1,046	1,077,816
3.000%	11/01/46	430	440,408
3.500%	TBA	2,000	2,051,758
3.500%	07/01/31	1,029	1,070,955
3.500%	02/01/33	210	217,700
3.500%	06/01/39	270	279,296
3.500%	04/01/42	456	478,535
3.500%	06/01/42	772	810,511
3.500%	07/01/42	548	577,040
3.500%	07/01/42	848	890,101
3.500%	06/01/45	1,885	1,963,581
3.500%	07/01/46	948	984,443
3.500%	12/01/46	406	421,585
3.500%	12/01/46	992	1,041,401
4.000%	09/01/40	1,432	1,529,987
4.000%	06/01/42	1,018	1,087,314
4.000%	09/01/44	748	790,450
4.000%	09/01/44	1,180	1,246,868
4.000%	04/01/45	710	749,809
4.000%	07/01/45	666	704,712
4.000%	10/01/45	931	983,976
4.000%	10/01/46	323	339,633
4.000%	02/01/47	442	463,062
4.000%	06/01/47	555	582,386
4.000%	07/01/47	615	642,275
4.000%	10/01/47	1,645	1,720,806
4.000%	11/01/47	437	457,206
4.000%	11/01/47	782	820,350
4.000%	12/01/48	1,934	2,010,174
4.500%	05/01/40	1,939	2,100,541
4.500%	04/01/42	703	761,638
4.500%	01/01/49	627	659,266
5.000%	12/01/31	26	28,166
5.000%	03/01/34	318	350,454
5.000%	06/01/35	140	154,359
5.000%	07/01/35	71	78,041
5.000%	05/01/36	94	104,116
5.500%	02/01/34	212	239,987
5.500%	09/01/34	236	266,544
5.500%	02/01/35	233	256,881
5.500%	06/01/35	35	38,388
5.500%	06/01/35	110	119,791
5.500%	09/01/35	39	42,352
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/35	102	$ 111,445
5.500%	10/01/35	236	266,122
5.500%	11/01/35	127	138,578
5.500%	11/01/35	339	382,992
5.500%	11/01/35	447	505,584
6.000%	05/01/21	9	9,314
6.000%	12/01/33	11	11,619
6.000%	02/01/34	107	123,611
6.000%	08/01/34	—(r )	436
6.000%	11/01/34	1	616
6.000%	11/01/34	1	1,095
6.000%	12/01/34	1	1,035
6.000%	01/01/35	21	23,145
6.000%	01/01/36	85	95,112
6.000%	05/01/38	42	48,263
6.500%	07/01/32	193	221,868
6.500%	08/01/32	69	77,291
6.500%	10/01/32	237	275,677
6.500%	10/01/37	106	121,884
6.625%	11/15/30	435	637,042
7.000%	12/01/31	1	527
7.000%	12/01/31	81	93,532
7.000%	01/01/36	16	18,302
8.000%	10/01/23	—(r )	135
8.000%	09/01/24	1	927
8.000%	11/01/24	1	1,057
8.000%	01/01/26	—(r )	311
9.000%	02/01/25	7	7,946
9.000%	04/01/25	4	3,996
Government National Mortgage Assoc.
2.500%	12/20/46	266	269,227
3.000%	03/15/45	1,505	1,544,630
3.000%	09/20/46	1,442	1,487,375
3.000%	10/20/46	360	370,826
3.000%	04/20/47	1,509	1,555,229
3.000%	12/20/48	984	1,012,717
3.500%	TBA	4,000	4,140,234
3.500%	01/20/43	1,024	1,087,549
3.500%	04/20/43	506	537,306
3.500%	03/20/45	876	916,070
3.500%	04/20/45	736	769,316
3.500%	04/20/46	1,224	1,279,717
3.500%	07/20/46	1,886	1,967,695
3.500%	07/20/48	1,943	2,014,539
4.000%	06/15/40	171	182,154
4.000%	08/20/46	708	746,908
4.000%	11/20/46	444	467,051
4.000%	09/20/47	788	823,442
4.500%	02/20/41	504	551,613
4.500%	03/20/41	429	469,695
4.500%	06/20/44	324	346,997
4.500%	09/20/46	413	441,537
4.500%	11/20/46	844	904,529
4.500%	01/20/47	104	111,658
5.000%	07/15/33	136	150,488
5.000%	09/15/33	210	233,223
5.000%	04/15/34	79	84,968
5.000%	10/20/48	346	365,695

A3

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/15/34	256	$ 289,828
5.500%	03/15/36	62	70,029
6.500%	07/15/32	17	18,640
6.500%	08/15/32	2	2,514
6.500%	08/15/32	3	3,641
6.500%	08/15/32	12	12,823
6.500%	08/15/32	82	95,981
7.000%	05/15/23	3	3,033
7.000%	06/15/23	1	738
7.000%	06/15/23	4	3,549
7.000%	06/15/23	9	9,135
7.000%	07/15/23	—(r )	482
7.000%	07/15/23	10	10,210
7.000%	08/15/23	3	3,239
7.000%	08/15/23	5	5,423
7.000%	09/15/23	1	1,084
7.000%	10/15/23	2	2,406
7.000%	10/15/23	4	3,865
7.000%	11/15/23	3	2,619
7.000%	11/15/23	7	6,842
7.000%	01/15/24	43	45,011
7.000%	05/15/24	35	36,289
7.000%	08/15/28	38	43,183
7.500%	12/15/25	3	3,452
7.500%	12/15/25	26	28,077
7.500%	02/15/26	5	5,018
8.500%	09/15/24	47	50,346
8.500%	04/15/25	5	5,745
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes
3.000%	06/30/25	1,580	1,685,340
Israel Government, USAID Bond, Gov’t. Gtd. Notes
2.744%(s)	08/15/23	235	218,509
2.923%(s)	11/15/25	500	442,505
2.961%(s)	05/15/26	500	438,753
2.997%(s)	02/15/26	400	352,786
3.040%(s)	11/15/26	400	346,600
3.141%(s)	05/15/23	115	107,473
3.329%(s)	05/15/25	600	537,218
5.500%	09/18/33	200	279,792
Residual Funding Corp. Strips Principal, Bonds, PO
3.168%(s)	04/15/30	2,305	1,839,208
Resolution Funding Corp. Strips Interest, Bonds, IO
2.197%(s)	01/15/30	300	240,620
2.433%(s)	04/15/28	200	167,526
2.477%(s)	01/15/29	300	246,727
3.657%(s)	04/15/30	500	399,283
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	175	185,873
5.880%	04/01/36	230	333,617
6.750%	11/01/25	510	654,931
7.125%	05/01/30	530	783,378

Total U.S. Government Agency Obligations (cost $95,100,400)			97,551,051
U.S. Treasury Obligations — 28.6%
U.S. Treasury Bonds
2.875%	05/15/43(k)	8,940	10,249,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	05/15/45	5,000	$ 5,886,914
3.625%	08/15/43	10,435	13,458,297
3.750%	11/15/43	16,370	21,532,305
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	2,241	2,376,168
U.S. Treasury Notes
1.500%	09/30/24	205	204,488
2.375%	08/15/24	1,095	1,135,806
2.875%	08/15/28	4,500	4,947,891
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	550	475,316
2.384%(s)	05/15/29	565	476,702
2.404%(s)	08/15/21(k)	1,585	1,535,925
2.499%(s)	02/15/22	835	802,717
2.750%(s)	08/15/27	2,575	2,251,846
2.783%(s)	08/15/29	500	419,565
2.878%(s)	05/15/31	500	403,467
3.042%(s)	11/15/35	1,000	723,658
3.202%(s)	08/15/40	800	514,227
4.138%(s)	02/15/42(k)	3,725	2,296,481

Total U.S. Treasury Obligations (cost $67,119,882)			69,691,693

Total Long-Term Investments (cost $231,067,551)			238,917,206

	Shares
Short-Term Investments — 5.4%
Affiliated Mutual Funds — 5.3%
PGIM Core Short-Term Bond Fund(w)	1,325,856	12,237,653
PGIM Core Ultra Short Bond Fund(w)	646,071	646,071

Total Affiliated Mutual Funds (cost $12,955,853)		12,883,724

Options Purchased*~ — 0.1%
(cost $11,679)	186,676

Total Short-Term Investments (cost $12,967,532)	13,070,400

TOTAL INVESTMENTS—103.4% (cost $244,035,083)	251,987,606

Liabilities in excess of other assets(z) — (3.4)%	(8,208,056)

Net Assets — 100.0%	$ 243,779,550

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation

A4

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
CMS	Constant Maturity Swap
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal Only
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	1,000	$ 873
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	700	509
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	12,566
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	12,172
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	28,561
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	58,469
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	62,050
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	11,476
Total Options Purchased (cost $11,679)							$186,676
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
523	5 Year U.S. Treasury Notes	Dec. 2019	$62,314,634	$(245,060)
64	10 Year U.S. Treasury Notes	Dec. 2019	8,340,000	(30,358)
90	10 Year U.S. Ultra Treasury Notes	Dec. 2019	12,816,563	(178,473)
				(453,891)
Short Positions:
81	90 Day Euro	Dec. 2020	19,951,312	21,643
79	2 Year U.S. Treasury Notes	Dec. 2019	17,024,500	(28,020)
167	20 Year U.S. Treasury Bonds	Dec. 2019	27,106,187	358,244
54	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	10,362,938	45,632
				397,499
				$ (56,392)
A5

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,017	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (917)	$ 33,229	$ 34,146
27,209	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	73,638	73,638
14,520	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	13,325	13,325
1,640	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	3,520	3,520
8,120	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(232,232)	(232,232)
17,565	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(4,680)	(544,643)	(539,963)
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	(218,181)	(232,548)
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(229,542)	(229,542)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(37,710)	(37,710)
1,669	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,080)	(149,346)	(148,266)
1,305	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,030	(118,463)	(119,493)
4,951	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	313	(450,697)	(451,010)
1,920	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	70,520	(80,230)	(150,750)
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(16,237)	(16,237)
1,943	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(5,490)	(120,874)	(115,384)
1,377	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(5,519)	(31,877)	(26,358)
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	(75,714)	(105,452)
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	(33,048)	(34,032)
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(24,871)	(24,871)
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(911)	(79,276)	(78,365)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(16,000)	(16,000)
7,914	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(142,564)	(860,071)	(717,507)
3,451	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(13,709)	(373,838)	(360,129)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(28,832)	(28,832)
795	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(4,553)	(4,553)
				$ (57,918)	$(3,602,523)	$(3,544,605)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6